UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment / /; Amendment Number: _____

      This Amendment (Check only one): / / is a restatement.
                                       / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Newcastle Partners, L.P.
Address:    200 Crescent Court, Suite 1400
            Dallas, Texas 75201

Form 13F File Number: 28-11174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark E. Schwarz
Title:      Managing Member of General Partner of General Partner
Phone:      (214) 661-7474

Signature, Place, and Date of Signing:

/s/ Mark E. Schwarz, Dallas, Texas, February 14, 2008
-------------------

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        1
                                               ------------

Form 13F Information Table Entry Total:                  41
                                               ------------

Form 13F Information Table Value Total:        $    599,380
                                               ------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.        Form 13F File Number       Name

           1         28-11175                   Mark E. Schwarz
         -----       --------------------       ------------------------

                                                     FORM 13F INFORMATION TABLE

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

   COLUMN 1                  COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------   --------        --------           --------    --------           --------
                                                                                                              VOTING  AUTHORITY
                             TITLE OF              VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP    (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----    --------   -------   ---   ----   ----------   --------     ----    ------   ----

ACXIOM CORP                  COM        005125109   13,574  1,157,256  SH             OTHER         1          0     1,157,256   0

ALABAMA NATL BANCORP DELA    COM        010317105    9,726    125,000  SH             OTHER         1          0       125,000   0

ALFA CORP                    COM        015385107    7,545    348,163  SH             OTHER         1          0       348,163   0

ALLIANCE DATA SYSTEMS CORP   COM        018581108   17,578    234,400  SH             OTHER         1          0       234,400   0

AMCOMP INC                   COM        02342J101   10,647  1,138,706  SH             OTHER         1          0     1,138,706   0

AMERICA SVC GROUP INC        COM        02364L109      437     59,584  SH             OTHER         1          0        59,584   0

ARGO GROUP INTL HLDGS LTD    COM        G0464B107   16,045    380,843  SH             OTHER         1          0       380,843   0

BCE INC                      COM NEW    05534B760    2,989    120,600  SH             OTHER         1          0       120,600   0

BELL INDS INC                COM        078107109      503    565,099  SH             OTHER         1          0       565,099   0

BELO CORP                    COM SER A  080555105   17,902  1,026,500  SH             OTHER         1          0     1,026,500   0

CHITTENDEN CORP              COM        170228100   10,173    285,600  SH             OTHER         1          0       285,600   0

COMMERCE GROUP INC MASS      COM        200641108     1,799    50,000  SH             OTHER         1          0        50,000   0

CONSECO INC                  COM NEW    208464883      148     11,800  SH             OTHER         1          0        11,800   0

COVIDIEN LTD                 COM        G2552X108    3,448     77,850  SH             OTHER         1          0        77,850   0

DATASCOPE CORP               COM        238113104      280      7,700  SH             OTHER         1          0         7,700   0

FAIRCHILD CORP               CL A       303698104      811    311,917  SH             OTHER         1          0       311,917   0

FLAGSTONE REINSURANCE HLDGS  SHS        G3529T105    1,070     77,000  SH             OTHER         1          0        77,000   0

HALLMARK FINL SVCS INC EC    COM        40624Q104  230,456 14,530,624  SH             OTHER         1          0    14,530,624   0

IPC HLDGS LTD                ORD        G4933P101   15,102    523,090  SH             OTHER         1          0       523,090   0

LIBERTY MEDIA HLDG CORP      INT COM    53071M104   25,551  1,339,125  SH             OTHER         1          0     1,339,125   0
                             SER A

M&F WORLDWIDE CORP           COM        552541104   34,717    644,700  SH             OTHER         1          0       644,700   0

MGI PHARMA INC               COM        552880106   15,004    370,200  SH             OTHER         1          0       370,200   0

MIDLAND CO                   COM        597486109    8,093    125,098  SH             OTHER         1          0       125,098   0

NASHUA CORP                  COM        631226107   12,347  1,062,576  SH             OTHER         1          0     1,062,576   0

NAVTEQ CORP                  COM        63936L100    8,694    115,000  SH             OTHER         1          0       115,000   0

NUTRI SYS INC NEW            COM        67069D108   30,148  1,117,418  SH             OTHER         1          0     1,117,418   0

OPENWAVE SYS INC             COM NEW    683718308      390    150,000  SH             OTHER         1          0       150,000   0

PIZZA INN INC NEW            COM        725848105   14,258  4,760,550  SH             OTHER         1          0     4,760,550   0

PLAYBOY ENTERPRISES INC      CL B       728117300    1,801    197,500  SH             OTHER         1          0       197,500   0

SENSIENT TECHNOLOGIES CORP   COM        81725T100    6,533    231,000  SH             OTHER         1          0       231,000   0

SL INDS INC                  COM        784413106    4,373    217,349  SH             OTHER         1          0       217,349   0

TRANE INC                    COM        892893108    8,174    175,000  SH             OTHER         1          0       175,000   0

TRICO MARINE SERVICES INC    COM NEW    896106200      370     10,000  SH             OTHER         1          0        10,000   0

TYCO ELECTRONICS LTD         COM NEW    G9144P105    2,891     77,850  SH             OTHER         1          0        77,850   0

TYCO INTL LTD NEW            COM        902124106    3,087     77,850  SH             OTHER         1          0        77,850   0

UAP HLDG CORP                COM        903441103    4,053    105,000  SH             OTHER         1          0       105,000   0

UNIFIRST CORP MASS           COM        904708104    1,744     45,900  SH             OTHER         1          0        45,900   0

UNITED RENTALS INC           COM        911363109      553     30,100  SH             OTHER         1          0        30,100   0

UNUMPROVIDENT CORP           COM        91529Y106   40,709  1,711,200  SH             OTHER         1          0     1,711,200   0

VISUAL SCIENCES INC          COM        92845H108    4,990    270,000  SH             OTHER         1          0       270,000   0

WALTER INDS INC              COM        93317Q105   10,667    296,900  SH             OTHER         1          0       296,900   0


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